Net Income Per Limited Partner Unit (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Income (loss) from continuing operations	$ 1,060	$ 282	$ 1,383
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	434	99	1,070
Income from continuing operations, net of noncontrolling interest	626	183	313
General Partner’s interest in income from continuing operations	2	0	1
Class D Unitholder's interest income from continuing operations	2	0	0
Income from continuing operations available to Limited Partners	622	183	312
Dilutive effect of equity-based compensation of subsidiaries	(2)	0	(1)
Net Income (Loss) Available to Common Stockholders, Diluted	$ 620	$ 183	$ 311
Weighted average Limited Partner units	1,088.6	1,121.8	1,066.9
Basic	$ 0.58	$ 0.17	$ 0.29
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share	$ 0.00	$ 0.01	$ 0.00
Earnings Per Share, Diluted [Abstract]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	2.2	0.0	0.0
Weighted average Limited Partner units	1,090.8	1,121.8	1,066.9
Diluted	$ 0.57	$ 0.17	$ 0.29
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share	$ 0.01	$ 0.01	$ 0.00